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                                   May 3, 2000

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:   New York Life Insurance and Annuity Corporation MFA Separate
                  Account-II

                File  Nos. 2-86084 and 811-03830

Dear Sir or Madam:

       On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 13, 2000 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 13, 2000.

       If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (212) 576-7965.

                                  Very truly yours,

                                  Judith C. Keilp
                                  Assistant General Counsel